LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
 LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES

Loan Portfolio
The composition of the Company's loan portfolio at December 31, 2011 and 2010 is as follows:

	December 31,
	2011	2010
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$247,426	$270,923
Multi-family and commercial	158,384	160,015
Construction	12,290	6,952
Total real estate loans	418,100	437,890

Commercial business loans:
SBA and USDA guaranteed	127,359	116,492
Other	40,442	26,310
Total commercial business loans	167,801	142,802

Consumer loans:
Home equity	27,425	25,533
Indirect automobile	5,733	—
Other	2,824	3,167
Total consumer loans	35,982	28,700

Total loans	621,883	609,392

Deferred loan origination costs, net of fees	1,713	1,621
Allowance for loan losses	(4,970)	(4,799)
Loans receivable, net	$618,626	$606,214

The Company purchased commercial business loans totaling $41.2 million and $54.0 million during 2011 and 2010, respectively. During 2011, the Company purchased $5.8 million in consumer loans.
Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total

	(In Thousands)

Balance at December 31, 2008	$906	$2,358	$1,533	$1,097	$153	$6,047
Provision for loan losses	336	234	1,615	(104)	749	2,830
Loans charged-off	(257)	(149)	(2,927)	(97)	(645)	(4,075)
Recoveries of loans previously charged-off	43	—	—	10	36	89
Balance at December 31, 2009	1,028	2,443	221	906	293	4,891
Provision for loan losses	171	464	136	47	84	902
Loans charged-off	(285)	(221)	(293)	(166)	(50)	(1,015)
Recoveries of loans previously charged-off	1	14	—	3	3	21
Balance at December 31, 2010	915	2,700	64	790	330	4,799
Provision for loan losses	530	228	15	588	197	1,558
Loans charged-off	(686)	(606)	(83)	(267)	(84)	(1,726)
Recoveries of loans previously charged-off	—	15	284	37	3	339
Balance at December 31, 2011	$759	$2,337	$280	$1,148	$446	$4,970

Further information pertaining to the allowance for loan losses at December 31, 2011 and 2010 is as follows:

December 31, 2011	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans deemed to be impaired and individually evaluated	$33	$107	$—	$105	$—	$245
Allowance for loans not deemed to be impaired and collectively evaluated	726	2,230	280	1,043	446	4,725
Total loan loss allowance	$759	$2,337	$280	$1,148	$446	$4,970

Loans deemed to be impaired and individually evaluated	$5,590	$8,650	$—	$654	$316	$15,210
Loans not deemed to be impaired and collectively evaluated	241,836	149,734	12,290	167,147	35,666	606,673
Total loans	$247,426	$158,384	$12,290	$167,801	$35,982	$621,883

December 31, 2010	Residential - 1 to 4 Family	Multi-family and Commercial	Construction	Commercial Business	Consumer	Total
	(In Thousands)
Allowance for loans deemed to be impaired and individually evaluated	$212	$290	$—	$—	$—	$502
Allowance for loans not deemed to be impaired and collectively evaluated	703	2,410	64	790	330	4,297
Total loan loss allowance	$915	$2,700	$64	$790	$330	$4,799

Loans deemed to be impaired and individually evaluated	$3,768	$6,169	$82	$116	$51	$10,186
Loans not deemed to be impaired and collectively evaluated	267,155	153,846	6,870	142,686	28,649	599,206
Total loans	$270,923	$160,015	$6,952	$142,802	$28,700	$609,392

Past Due Loans
The following represents an aging of loans at December 31, 2011 and 2010:

December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$4,065	$995	$3,835	$8,895	$238,531	$247,426
Multi-family and commercial	292	—	1,703	1,995	156,389	158,384
Construction	—	—	—	—	12,290	12,290
Commercial Business:
SBA and USDA guaranteed	2,729	327	—	3,056	124,303	127,359
Other	—	—	623	623	39,819	40,442
Consumer:
Home equity	—	—	269	269	27,156	27,425
Indirect automobile	—	—	—	—	5,733	5,733
Other	124	—	—	124	2,700	2,824
Total	$7,210	$1,322	$6,430	$14,962	$606,921	$621,883

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total 30 Days or More Past Due	Current	Total Loans
	(In Thousands)
Real Estate:
Residential - 1 to 4 family	$2,387	$1,291	$2,364	$6,042	$264,881	$270,923
Multi-family and commercial	597	—	44	641	159,374	160,015
Construction	—	—	82	82	6,870	6,952
Commercial Business:
SBA and USDA guaranteed	10,718	—	—	10,718	105,774	116,492
Other	—	—	46	46	26,264	26,310
Consumer:
Home equity	25	50	—	75	25,458	25,533
Other	10	1	—	11	3,156	3,167
Total	$13,737	$1,342	$2,536	$17,615	$591,777	$609,392

The Company did not have any loans that were past due 90 days or more and still accruing at December 31, 2011 and 2010.

The Company reviews and establishes, if necessary, an allowance for certain impaired loans for the amount by which the present value of expected cash flows (or observable market price of loan or fair value of the collateral if the loan is collateral dependent) are lower than the carrying value of the loan.  For the periods presented, the Company concluded that certain impaired loans required no valuation allowance as a result of management’s measurement of impairment. No additional funds are committed to be advanced to those borrowers whose loans are impaired.

Impaired and Nonaccrual Loans
The following is a summary of impaired and nonaccrual loans at December 31, 2011 and 2010:

	Impaired Loans
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$5,232	$5,536	$—	$5,232
Multi-family and commercial	4,757	5,215	—	3,795
Commercial business - Other	31	31	—	31
Consumer - Home equity	316	331	—	316
Total impaired loans without valuation allowance	10,336	11,113	—	9,374

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	358	358	33	358
Multi-family and commercial	3,893	3,983	107	236
Commercial business - Other	623	623	105	623
Total impaired loans with valuation allowance	4,874	4,964	245	1,217

Total impaired loans	$15,210	$16,077	$245	$10,591

	Impaired Loans
December 31, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance	Nonaccrual Loans
	(In Thousands)
Impaired loans without valuation allowance:
Real Estate:
Residential - 1 to 4 family	$3,212	$3,212	$—	$2,345
Multi-family and commercial	1,513	1,513	—	853
Construction	82	990	—	82
Commercial business	116	201	—	116
Consumer	51	51	—	51
Total impaired loans without valuation allowance	4,974	5,967	—	3,447

Impaired loans with valuation allowance:
Real Estate:
Residential - 1 to 4 family	556	556	212	556
Multi-family and commercial	4,656	4,656	290	922
Total impaired loans with valuation allowance	5,212	5,212	502	1,478

Total impaired loans	$10,186	$11,179	$502	$4,925

Additional information related to impaired loans is as follows:

	Year Ended December 31, 2011			Year Ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis	Average Recorded Investment	Interest Income Recognized	Interest Income Recognized on Cash Basis
	(In Thousands)
Residential - 1 to 4 family	$5,739	$64	$29	$2,979	$5	$5
Multi-family and commercial	8,035	312	—	3,169	155	—
Construction	—	—	—	316	—	—
Commercial business - Other	421	—	—	165	5	5
Consumer - Home equity	196	—	—	—	—	—
Total	$14,391	$376	$29	$6,629	$165	$10

For the year ended December 31, 2009, the average recorded investment in impaired loans was $7.8 million, interest income recognized on impaired loans totaled $65,000 and interest income recognized on a cash basis was $61,000.

Credit Quality Information
The Company utilizes an eight-grade internal loan rating system for all loans in the portfolio, with the exception of its purchased SBA and USDA commercial business loans that are fully guaranteed by the U.S. government, as follows:

◦	Pass (Ratings 1-4): Loans in these categories are considered low to average risk.

◦	Special Mention (Rating 5): Loans in this category are starting to show signs of potential weakness and are being closely monitored by management.

◦
Substandard (Rating 6): Generally, a loan is considered substandard if it is inadequately protected by the current net worth and paying capacity of the obligors and/or the collateral pledged.  There is a distinct possibility that the Company will sustain some loss if the weakness is not corrected.

◦
Doubtful (Rating 7):  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

◦	Loss (Rating 8): Loans in this category are considered uncollectible and of such little value that their continuance as loans is not warranted.

Management periodically reviews the ratings described above and the Company’s internal audit function reviews components of the credit files, including the assigned risk ratings, of certain commercial loans as part of its loan review.

The following tables present the Company’s loans by risk rating at December 31, 2011 and 2010.

December 31, 2011	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$240,904	$769	$5,753	$—	$—	$247,426
Multi-family and commercial	—	135,859	8,699	13,826	—	—	158,384
Construction	—	11,707	583	—	—	—	12,290
Total real estate loans	—	388,470	10,051	19,579	—	—	418,100

Commercial business loans:
SBA and USDA guaranteed	127,359	—	—	—	—	—	127,359
Other	—	34,788	3,977	1,677	—	—	40,442
Total commercial business loans	127,359	34,788	3,977	1,677	—	—	167,801

Consumer loans:
Home equity	—	27,109	—	316	—	—	27,425
Indirect automobile	—	5,733	—	—	—	—	5,733
Other	—	2,824	—	—	—	—	2,824
Total consumer loans	—	35,666	—	316	—	—	35,982

Total loans	$127,359	$458,924	$14,028	$21,572	$—	$—	$621,883

December 31, 2010	Not Rated	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In Thousands)
Real estate loans:
Residential - 1 to 4 family	$—	$267,023	$834	$3,066	$—	$—	$270,923
Multi-family and commercial	—	134,484	16,260	9,271	—	—	160,015
Construction	—	6,504	366	82	—	—	6,952
Total real estate loans	—	408,011	17,460	12,419	—	—	437,890

Commercial business loans:
SBA and USDA guaranteed	116,492	—	—	—	—	—	116,492
Other	—	20,105	2,896	3,239	70	—	26,310
Total commercial business loans	116,492	20,105	2,896	3,239	70	—	142,802

Consumer loans:
Home equity	—	25,483	—	50	—	—	25,533
Other	—	3,166	—	1	—	—	3,167
Total consumer loans	—	28,649	—	51	—	—	28,700

Total loans	$116,492	$456,765	$20,356	$15,709	$70	$—	$609,392

Troubled Debt Restructurings
A modified loan is considered a TDR when two conditions are met: 1) the borrower is experiencing documented financial difficulty and 2) concessions are made by the Company that would not otherwise be considered for a borrower with similar risk characteristics. The most common types of modifications include below market interest rate reductions, deferrals of principal and maturity extensions. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is handled by the Company's Collections Department for resolution, which may result in foreclosure. The Company's determination of whether a loan modification is a TDR considers the individual facts and circumstances surrounding each modification.

The Company's nonaccrual policy is followed for TDRs. If the loan was current prior to modification, nonaccrual status would not be required. If the loan was on nonaccrual prior to modification or if the payment amount significantly increases, the loan will remain on nonaccrual for a period of at least six months. Loans qualify for return to accrual status once the borrower has demonstrated the willingness and the ability to perform in accordance with the restructured terms of the loan agreement for a period of not less than six months.

All TDRs are initially reported as impaired. Impaired and TDR classification may be removed if the borrower demonstrates compliance with the modified terms and the restructuring agreement specifies an interest rate equal to that which would be provided to a borrower with similar risk characteristics at the time of restructuring.

The following table provides information on loans modified as a TDR during the year ended December 31, 2011. As of December 31, 2011, information related to loans modified as a TDR is as follows:

			Allowance for
	Number	Recorded	Loan Losses
	of Loans	Investment (1)	(End of Period)
	(Dollars in Thousands)
Multi-family and commercial	3	$2,130	$12
Total	3	$2,130	$12

(1) There were no loan charge-offs or principal reductions during the modification process.

The following table provides, by type of modification, the recorded investment at December 31, 2011 of modified loans identified as TDRs.

Recorded Investment
(In Thousands)
Interest Rate Adjustments	$2,490
Principal Deferrals (1)	443
Combination of Rate and Payment (2)	2,124
Total	5,057

(1) Terms of modification include temporary interest-only payments with deferral of principal.
(2) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.

One commercial real estate loan totaling $437,000, which was modified as a TDR and included in the above table, was in payment default (defined as 90 days or more past due) during the year ended December 31, 2011. A partial loan charge-off in the amount of $458,000 was recorded on the aforementioned loan during the quarter ended December 31, 2011.
Related Party Loans
Related party transactions, including loans with related parties, are discussed in further detail in Note 13.

Loans Held for Sale
Total loans held for sale amounted to $5.6 million and $7.4 million, consisting of fixed-rate residential mortgage loans, at December 31, 2011 and 2010, respectively.

Loans Serviced for Others
The Company services certain loans that it has sold with and without recourse to third parties and other loans for which the Company acquired the servicing rights.  Loans serviced for others are not included in the Company’s consolidated balance sheets.  The risks inherent in mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was determined using a discount rate of 9.43%, PSA prepayment speeds ranging from 221% to 575% and minimal anticipated credit losses. At December 31, 2011, 2010 and 2009, the aggregate of loans serviced for others amounted to $178.5 million, $148.6 million and $121.1 million, respectively.

The following summarizes mortgage servicing rights capitalized and amortized.

	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Balance at beginning of year	$977	$740	$423
Additions	460	439	475
Amortization	(260)	(202)	(158)
Balance at end of year	$1,177	$977	$740
Fair value of mortgage servicing assets	$1,462	$1,456	$1,113

Contractually specified servicing fees included in loan servicing fee income were $463,000, $374,000 and $286,000 for the years ended December 31, 2011, 2010 and 2009, respectively.